DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Deferred Revenue [Abstract]
Schedule of deferred revenue
The changes in the carrying value of deferred revenue are as follows:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Beginning balance	113,975	119,948
Deferred revenue recognized before cumulative catch-up adjustment	(9,804)	(13,334)
Variable consideration adjustment	6,437	3,073
Interest on financing component of deferred revenue (Note 10)	3,026	4,288
Derecognized on sale of Prestea (Note 5)	(9,072)	—
Balance at the end of the period	104,562	113,975

Current portion	7,646	11,191
Long term portion	96,916	102,784
Total	104,562	113,975